CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Convertible redeemable preferred shares, shares outstanding		4,138,640,113
Ordinary shares, par value (in dollars per share)	$ 0.0000001	$ 0.0000001
Ordinary shares, shares authorized	496,253,373,300	496,253,373,300
Ordinary shares, shares issued	5,621,490,964	1,218,621,800
Ordinary shares, shares outstanding	5,621,490,964	1,218,621,800
Series A Preferred Shares
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0000001	$ 0.0000001
Convertible redeemable preferred shares, shares authorized	0	58,480,000
Convertible redeemable preferred shares, shares issued	0	58,480,000
Convertible redeemable preferred shares, shares outstanding	0	58,480,000
Series A+ Preferred Shares
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0000001	$ 0.0000001
Convertible redeemable preferred shares, shares authorized	0	84,480,000
Convertible redeemable preferred shares, shares issued	0	84,480,000
Convertible redeemable preferred shares, shares outstanding	0	84,480,000
Series B Preferred Shares
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0000001	$ 0.0000001
Convertible redeemable preferred shares, shares authorized	0	734,209,000
Convertible redeemable preferred shares, shares issued	0	734,209,000
Convertible redeemable preferred shares, shares outstanding	0	734,209,000
Series B+ Preferred Shares
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0000001	$ 0.0000001
Convertible redeemable preferred shares, shares authorized	0	277,730,000
Convertible redeemable preferred shares, shares issued	0	277,730,000
Convertible redeemable preferred shares, shares outstanding	0	277,730,000
Series C1 Preferred Shares
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0000001	$ 0.0000001
Convertible redeemable preferred shares, shares authorized	0	604,820,600
Convertible redeemable preferred shares, shares issued	0	604,820,600
Convertible redeemable preferred shares, shares outstanding	0	604,820,600
Series C2 Preferred Shares
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0000001	$ 0.0000001
Convertible redeemable preferred shares, shares authorized	0	372,859,000
Convertible redeemable preferred shares, shares issued	0	372,859,000
Convertible redeemable preferred shares, shares outstanding	0	372,859,000
Series D1 Preferred Shares
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0000001	$ 0.0000001
Convertible redeemable preferred shares, shares authorized	0	705,523,600
Convertible redeemable preferred shares, shares issued	0	705,523,600
Convertible redeemable preferred shares, shares outstanding	0	705,523,600
Series D2 Preferred Shares
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0000001	$ 0.0000001
Convertible redeemable preferred shares, shares authorized	0	105,302,000
Convertible redeemable preferred shares, shares issued	0	105,302,000
Convertible redeemable preferred shares, shares outstanding	0	105,302,000
Series E Preferred Shares
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0000001	$ 0.0000001
Convertible redeemable preferred shares, shares authorized	0	803,222,500
Convertible redeemable preferred shares, shares issued	0	803,222,500
Convertible redeemable preferred shares, shares outstanding	0	803,222,500
Series F Preferred Shares
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0000001	$ 0.0000001
Convertible redeemable preferred shares, shares authorized	0	392,013,413
Convertible redeemable preferred shares, shares issued	0	392,013,413
Convertible redeemable preferred shares, shares outstanding	0	392,013,413